SHARE-BASED COMPENSATION - Kaixin Auto Group 2019 Plan - Summary of share options outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 03, 2019	Dec. 31, 2020	Dec. 31, 2019
Number of shares
Balance at the beginning of period		2,154,514
Forfeited		(165,264)
Exercised		(499,456)
Balance at the end of period		1,489,794	2,154,514
Expected to vest, at the end of period		1,489,794
Exercisable, at the end of period		425,460
Weighted average exercise price
Balance at the beginning of period		$ 0.01
Forfeited		0.01
Balance at the end of period		0.02	$ 0.01
Expected to vest, at the end of period		0.01
Exercisable, at the end of period		0.01
Weighted Average grant date fair value per share
Balance at the beginning of period		3.20
Exercised		3.23
Forfeited		3.35
Balance at the end of period		3.17	$ 3.20
Expected to vest, at the end of period		3.17
Exercisable		$ 1.87
Weighted average remaining contractual years
Outstanding at the end of the period (in years)		9 years 29 days	9 years 4 months 20 days
Vested and expected to vest at the end of the period (in years)		9 years 29 days
Exercisable at the end of the period (in years)		8 years 3 months 25 days
Weighted average intrinsic value
Outstanding at the end of the period (in dollars)		$ 7,524	$ 4,007
Vested and expected to vest at the end of the period (in dollars)		7,524
Exercisable at the end of the period (in dollars)		$ 1,583
Kaixin Auto 2019 Plan
Number of shares
Granted	2,186,364
Weighted Average grant date fair value per share
Granted			$ 3.21